QUARTERLY FINANCIAL DATA - (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Affiliate	$ 67,213	$ 66,195	$ 63,016	$ 61,164	$ 62,381	$ 49,120	$ 40,808	$ 36,697	$ 240,654	$ 175,448	$ 142,102
Income (loss) from operations	35,614	39,201	33,867	34,697	34,204	24,589	21,936	24,511	143,379	105,240	90,262
Net income	25,869	31,453	25,981	26,713	26,330	16,893	14,302	17,282	110,016	74,807	69,008
Net Income (Loss) Allocated to Limited Partners	$ 20,909	$ 26,347	$ 21,204	$ 22,922	$ 23,472	$ 19,749	$ 15,372	$ 18,336	$ 91,382	$ 76,929	$ 73,848
Common - basic (in dollars per share)	$ 0.50	$ 0.63	$ 0.49	$ 0.55	$ 0.57	$ 0.50	$ 0.41	$ 0.53
Common - diluted (in dollars per share)	0.50	0.63	0.49	0.55	0.57	0.50	0.41	0.53
Subordinated - basic and diluted (In dollars per share)	$ 0.00	$ 0.00	$ 0.52	$ 0.55	$ 0.57	$ 0.50	$ 0.41	$ 0.53